Allowances for Expected Credit Losses (Details) - USD ($) $ in Millions	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Allowances for Expected Credit Losses
Increase in the allowance for credit losses	$ 23		$ 4
Decrease in deferred tax liabilities	24		119
Increase in accumulated deficit	$ (175)		$ (1,065)
Adoption of ASC 326 | Cumulative effect of the adoption of accounting standard update
Allowances for Expected Credit Losses
Increase in the allowance for credit losses		$ 4
Decrease in deferred tax liabilities		1
Increase in accumulated deficit		$ 3